Investments in Joint Ventures and Associates - Summarized Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summarized statement of financial position
Cash and cash equivalents	€ 2,733	€ 3,469	€ 4,074	€ 8,486
Total assets	317,233	327,390
Other current liabilities	6,281	6,930
Other non-current liabilities	164	194
Total liabilities	307,738	318,077
Profit or loss	1,045	660	(391)
Income tax (expense) or income	(65)	16	209
Post-tax profit or (loss)	980	676	(199)
Other comprehensive income	412	573	421
Total comprehensive income	1,392	1,248	€ 222
Santander Spain Life [member]
Summarized statement of financial position
Cash and cash equivalents	30	30
Other current assets	57	63
Total current assets	87	93
Non-current assets	1,004	1,023
Total assets	1,091	1,116
Current financial liabilities excluding trade payables and other provisions	0	0
Other current liabilities	231	53
Current liabilities	231	53
Non-current financial liabilities excluding trade payables and other provisions	0	0
Other non-current liabilities	236	406
Total non-current financial liabilities	236	406
Total liabilities	467	459
Net assets	624	657
Revenue	381	340
Depreciation and amortization	(36)	(34)
Interest income	6	6
Interest expense	0	0
Profit or loss	101	95
Income tax (expense) or income	(25)	(21)
Post-tax profit or (loss)	76	74
Other comprehensive income	3	4
Total comprehensive income	79	78
Dividends received	57	53
AIFMC [member]
Summarized statement of financial position
Cash and cash equivalents	62	436
Other current assets	764	744
Total current assets	827	1,180
Non-current assets	571	194
Total assets	1,398	1,374
Current financial liabilities excluding trade payables and other provisions	0	0
Other current liabilities	374	350
Current liabilities	374	350
Non-current financial liabilities excluding trade payables and other provisions	0	0
Other non-current liabilities	0	38
Total non-current financial liabilities	0	38
Total liabilities	374	388
Net assets	1,024	985
Revenue	488	415
Depreciation and amortization	(5)	(6)
Interest income	27	18
Interest expense	0	0
Profit or loss	257	280
Income tax (expense) or income	(71)	(78)
Post-tax profit or (loss)	186	202
Other comprehensive income	0	0
Total comprehensive income	186	202
Dividends received	34	29
Other Joint ventures [member]
Summarized statement of financial position
Cash and cash equivalents	66	72
Other current assets	2,315	1,055
Total current assets	2,381	1,127
Non-current assets	5,718	7,429
Total assets	8,099	8,556
Current financial liabilities excluding trade payables and other provisions	3	4
Other current liabilities	596	452
Current liabilities	599	456
Non-current financial liabilities excluding trade payables and other provisions	61	66
Other non-current liabilities	6,160	6,874
Total non-current financial liabilities	6,221	6,941
Total liabilities	6,820	7,397
Net assets	1,279	1,159
Revenue	2,807	2,662
Depreciation and amortization	(29)	(28)
Interest income	166	128
Interest expense	(4)	(9)
Profit or loss	435	272
Income tax (expense) or income	(100)	(80)
Post-tax profit or (loss)	335	192
Other comprehensive income	5	(134)
Total comprehensive income	340	58
Dividends received	€ 95	€ 59